Share-based compensation - 2010 Plan (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to depositary bank to reserve for future exercise of share options or vesting of restricted shares					10,000,000
Minimum | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period	7 years
Maximum | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period	10 years
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant		11,284,463
2010 Plan | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period		32 months
2010 Plan | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs on share options		$ 0	$ 0
2010 Plan | Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			800,000	6,750,520
Number of restricted share vested		965,500	1,296,540	267,630
Unrecognized compensation costs on restricted shares		$ 2,000,000	$ 8,981,000
2010 Plan | Restricted shares | Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of options vesting monthly		15.00%
2010 Plan | Restricted shares | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		10,770,520	10,770,520
2010 Plan | Restricted shares | Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share vested		60,000	60,000
2010 Plan | Restricted shares | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		410,000
2010 Plan | Restricted shares | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		390,000
2010 Plan | Restricted shares | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		390,000
2010 Plan | Restricted shares | Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		70,000
2010 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	26,822,828